STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Jun. 30, 2023
Equity [Abstract]
Schedule of stock-based compensation expense

	2023	2022
Cost of Goods Sold	$34,966	$115,021
Research and Development Expenses	182,498	218,847
Selling, General and Administrative Expenses	701,568	561,626
Stock Based Compensation Expense	$919,032	$895,494

Schedule of fair value of option assumptions

Year Ended
June 30, 2023
Assumptions:
Option life	5.3 years
Risk-free interest rate	3.0-7.0%
Weighted average stock volatility	101.9%
Dividend yield	0
Weighted average fair value of grants	$4.77

Schedule of stock option activity

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life

Outstanding at July 1, 2021	859,400	$3.39	6.73 years
Grants	204,833	$5.22
Exercised	(98,566)	$3.15
Cancellations	(61,000)	$4.80
Outstanding at June 30, 2022	904,667	$3.99	7.08 years
Grants	294,003	$6.27
Exercised	(8,523)	$3.05
Cancellations	(63,007)	$5.87
Outstanding at June 30, 2023	1,127,140	$4.54	6.88 years

Schedule of stock options outstanding by exercise price range

Range of Exercise Prices	Number of Shares	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted- Average Exercise Price
$1.44	20,000	2.75	$1.44	20,000	$1.44
$1.50	26,666	2.98	$1.50	26,666	$1.50
$1.65	5,000	4.76	$1.65	5,000	$1.65
$2.10	33,333	5.10	$2.10	33,333	$2.10
$2.19	205,663	3.70	$2.19	205,663	$2.19
$2.70	12,000	0.94	$2.70	12,000	$2.70
$3.75	15,000	6.72	$3.75	15,000	$3.75
$3.90	146,325	5.95	$3.90	146,325	$3.90
$4.20	23,332	7.39	$4.20	23,332	$4.20
$4.26	33,333	6.20	$4.26	33,333	$4.26
$4.35	1,666	7.69	$4.35	1,666	$4.35
$4.50	23,332	6.44	$4.50	23,332	$4.50
$5.04	178,173	7.93	$5.04	178,173	$5.04
$5.43	10,000	8.26	$5.43	10,000	$5.43
$5.61	10,000	8.87	$5.61	2,500	$5.61
$5.85	23,335	8.51	$5.85	2,224	$5.85
$5.93	4,000	9.53	$5.93	4,000	$5.93
$6.00	26,664	8.72	$6.00	13,334	$6.00
$6.78	90,000	9.50	$6.78	90,000	$6.26
$6.27	77,654	8.61	$6.27	25,885	$6.27
$6.78	46,664	8.39	$6.78	35,553	$6.78
$6.40	65,000	9.82	$6.40	2,500	$6.40
$6.94	50,000	9.96	$6.94	–	$–
$1.44–6.94	1,127,140	6.85	$4.54	909,819	$4.04